UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                            FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANIES

Investment Company Act file number  811-08637
                                    ---------------

The Pacific Corporate Group Private Equity Fund
-------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 200 La Jolla, California           92037
-------------------------------------------------------------------------------
(Address of principal executive offices)                       (Zip code)

                   The Corporation Trust Company
                     Corporation Trust Center
                       1209 Orange Street
                    Wilmington, Delaware 19801
-------------------------------------------------------------------------------
               (Name and address of agent for service)

Registrant's telephone number, including area code:  (858) 456-6000
                                                     --------------------
Date of fiscal year end:   3/31/04
                                       -----------
Date of reporting period:   9/30/03
                                        -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

12

ITEM 1.  Reports to Stockholders.










                         THE PACIFIC CORPORATE GROUP
                             PRIVATE EQUITY FUND

                      Consolidated Financial Statements
                                (Unaudited

                         For the Six Months Ended
                             September 30, 2003

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED BALANCE SHEET (Unaudited)
September 30, 2003



Assets

Portfolio investments at fair value (cost $86,728,809)                                                  $     62,854,698
Cash and cash equivalents                                                                                     17,529,356
Accrued interest receivable                                                                                       38,441
Prepaid expenses and other assets                                                                                117,710
Deferred compensation plan assets, at market value                                                               118,720
                                                                                                        ----------------

Total Assets                                                                                            $     80,658,925
                                                                                                        ================


Liabilities and Shareholders' Equity

Liabilities:
Accounts payable and accrued expenses                                                                   $        189,036
Deferred compensation plan assets - due to Independent Trustees                                                  118,720
                                                                                                        ----------------
   Total liabilities                                                                                             307,756
                                                                                                        ----------------

Shareholders' equity:
Shares of beneficial interest, 108,659.8075 shares issued and outstanding:
Adviser Trustee (500 shares)                                                                                     369,737
Beneficial Shareholders (108,159.8075 shares)                                                                 79,981,432
                                                                                                        ----------------
   Total shareholders' equity                                                                                 80,351,169
                                                                                                        ----------------

Total Liabilities and Shareholders' Equity                                                              $     80,658,925
                                                                                                        ================




The accompanying notes are an integral part of these consolidated financial statements.


THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
For the Three and Six Months Ended September 30, 2003

                                                                                   Three Months            Six Months
                                                                                      Ended                   Ended
                                                                                   September 30,          September 30,
                                                                                       2003                   2003
                                                                                 -----------------      -----------------
Investment Income and Expenses

Interest from short-term investments                                              $       59,514         $       121,602
Interest from Direct Investments                                                           9,107                  14,669
Interest from accretion of discount on debt securities                                       546                   1,071
                                                                                  --------------         ---------------
   Total income                                                                           69,167                 137,342
                                                                                  --------------         ---------------

Expenses:
Management fee                                                                           310,826                 645,168
Legal fees                                                                                40,108                 131,647
Accounting and administrative fees                                                        30,335                  77,796
Independent Trustee fees                                                                  14,493                  25,368
Custody fees                                                                              12,000                  24,000
Insurance expense                                                                         21,436                  41,480
Other expenses                                                                             4,094                  19,900
                                                                                  --------------         ---------------
   Total expenses                                                                        433,292                 965,359
                                                                                  --------------         ---------------

   Net investment loss                                                                  (364,125)               (828,017)
                                                                                  --------------         ---------------

Net Change in Net Assets from Portfolio Investments

Change in net unrealized depreciation of Direct Investments                            1,500,000              (4,178,498)
Realized loss from write-off of Direct Investment                                     (1,500,000)             (3,375,000)
                                                                                  --------------         ---------------
   Net change in net assets from Direct Investments                                            -              (7,553,498)
                                                                                  --------------         ---------------

Change in net unrealized depreciation of Indirect Investments                            954,387               3,497,201
Expenses paid in connection with Indirect Investments                                     (2,810)                (15,521)
Realized gain and income distributions received from
   Indirect Investments                                                                  901,631               1,313,160
Realized loss from write-off of Indirect Investments                                  (1,096,755)             (2,002,620)
                                                                                  --------------         ---------------
   Net change in net assets from Indirect Investments                                    756,453               2,792,220
                                                                                  --------------         ---------------

Net Increase (Decrease) in Net Assets from Operations                             $      392,328         $    (5,589,295)
                                                                                  ==============         ===============



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) For the Six Months Ended September 30, 2003


                                                                Adviser              Beneficial
                                                                Trustee             Shareholders                Total

Balance as of March 31, 2003                                $       395,457       $      85,545,007      $      85,940,464

Net decrease in net assets from operations                          (25,720)             (5,563,575)            (5,589,295)
                                                            ---------------       -----------------      -----------------

Balance as of September 30, 2003                            $       369,737       $      79,981,432(A)   $      80,351,169
                                                            ===============       =================      =================

(A) The net asset value per share of beneficial interest was $739.47 as of September 30, 2003. Additionally, through September 30, 2003, the Trust had made cash distributions to Beneficial Shareholders totaling $160.00 per share of beneficial interest.



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended September 30, 2003


Cash Flows From Operating Activities


Net decrease in net assets from operations                                                               $     (5,589,295)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Capital contributed to Indirect Investments                                                                    (1,135,795)
Return of capital distributions received from Indirect Investments                                              1,162,005
Change in net unrealized depreciation of Indirect Investments                                                  (3,497,201)
Realized loss from write-off of Indirect Investments                                                            2,002,620
Capital contributed to Direct Investment                                                                         (166,064)
Change in net unrealized depreciation of Direct Investments                                                     4,178,498
Realized loss from write-off of Direct Investment                                                               3,375,000
Accretion of discount on debt securities                                                                           (1,071)
Increase in accrued interest receivable                                                                            (9,591)
Increase in prepaid expenses and other assets                                                                     (82,930)
Increase in accounts payable and accrued expenses                                                                  50,409
Increase in due to Independent Trustees                                                                            29,973
                                                                                                         ----------------
Cash provided by operating activities                                                                             316,558
                                                                                                         ----------------

Increase in cash and cash equivalents                                                                             316,558
Cash and cash equivalents at beginning of period                                                               17,212,798
                                                                                                         ----------------

Cash and Cash Equivalents at End of Period                                                               $     17,529,356
                                                                                                         ================





The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of September 30, 2003


                                                                                                          Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

Direct Investments:

ADCO Global, Inc.
Raleigh, NC
Adhesives, sealants and coatings
10,000 shares of redeemable exchangeable
   cumulative preferred stock                                        $      1,000,000   $      1,000,000
100,000 shares of common stock                                              1,000,000          1,000,000
                                                                     ----------------   ----------------
                                                                            2,000,000          2,000,000        2.49%
                                                                     ----------------   ----------------
HCS Holdings, Inc.
Beaumont, TX
Home healthcare supplies
33,750 shares of Series A redeemable preferred stock                        3,375,000          3,375,000
37,500 shares of Class A common stock                                         375,000            375,000
                                                                     ----------------   ----------------
                                                                            3,750,000          3,750,000        4.67%
                                                                     ----------------   ----------------
Integra Telecom, Inc.
Portland, OR
Facilities-based, integrated communications provider
4,000,000 shares of Series F preferred stock                                4,000,000                  0
Warrant to purchase 71,222 shares of Class A voting
   common stock at $.05 per share, expiring 1/14/10                                 0                  0
185,000 shares of Series H preferred stock                                    185,000            185,000
Warrant to purchase 637,788 shares of Class A voting
   common stock at $.0005 per share, expiring 7/03/12                               0                  0
                                                                     ----------------   ----------------
                                                                            4,185,000            185,000        0.23%
                                                                     ----------------   ----------------
IRMC Holdings, Inc.
Columbus, OH
Accounts receivable management and teleservices
34,654 shares of 8% Series A cumulative
   redeemable preferred stock                                               3,465,400          1,732,700
84,920 shares of Class A common stock                                       1,475,518                  0
                                                                     ----------------   ----------------
                                                                            4,940,918          1,732,700        2.16%
                                                                     ----------------   ----------------
VS&A-DTN, LLC (a)
New York, NY
Holding company for investment in Data Transmission
Network Corporation, a business-to-business e-commerce
and information services company serving the agriculture,
weather, energy and financial services industries
1.565% membership interest in VS&A-DTN, LLC                                   375,000                  0        0.00%


THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued As of September 30, 2003


                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets
VS&A HW Holding, LLC
Washington, D.C
Holding company for investment in Hanley-Wood, LLC, a
business to business company providing publishing trade
show and related media for residential building industry
1.779% membership interest in VS&A HW Holding LLC                    $      3,000,000   $      3,750,000        4.67%

Hanley-Wood Holdings, LLC
Washington, D.C.
A business to business company providing publishing trade
show and related media for the residential building industry
$332,128 face value 13.25% Senior note due January 31, 2011 (c)               286,421            286,421
Warrant to purchase .03653% of Hanley-Wood
   Holdings, LLC at $.0003653, expiring 1/31/13                                47,128             47,128
                                                                     ----------------   ----------------
                                                                              333,549            333,549        0.41%
                                                                     ----------------   ----------------
Zhone Technologies, Inc.
Oakland, CA
Next generation telecommunications
equipment, services, and solutions provider
375,000 Series AA preferred stock                                           3,000,000                  0        0.00%
                                                                     ----------------   ----------------     --------

Total Direct Investments                                                   21,584,467         11,751,249       14.63%
                                                                     ----------------   ----------------     --------

Indirect Investments:

Alta California Partners II, L.P.                                           3,701,444          2,086,824        2.60%
$4,000,000 original capital commitment
1.783% limited partnership interest

American Securities Partners II, L.P.                                       3,390,587          3,234,264        4.03%
$5,000,000 original capital commitment
1.429% limited partnership interest

Apollo Investment Fund IV, L.P.                                             4,056,429          4,847,818        6.03%
$5,000,000 original capital commitment
..139% limited partnership interest

Atlas Venture Fund IV, L.P.                                                   893,048            287,862        0.36%
$1,540,000 original capital commitment
..381% limited partnership interest

Aurora Equity Partners II L.P.                                              4,475,291          4,875,271        6.07%
$5,000,000 original capital commitment
..663% limited partnership interest

Bedrock Capital Partners I, L.P.                                            4,311,364          1,050,090        1.31%
$5,000,000 original capital commitment
4.189% limited partnership interest


THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued As of September 30, 2003


                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

CVC European Equity Partners II L.P.                                 $      4,918,526   $      5,890,467        7.33%
$7,500,000 original capital commitment
..397% limited partnership interest

Fenway Partners Capital Fund II, L.P.                                       3,295,266          2,630,878        3.27%
$5,000,000 original capital commitment
..550% limited partnership interest

First Reserve Fund VIII, L.P.                                               4,074,949          4,618,000        5.75%
$5,000,000 original capital commitment
..616% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                              4,378,090          1,960,318        2.44%
$5,000,000 original capital commitment
..124% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.                          1,843,607            950,800        1.18%
$2,500,000 original capital commitment
..260% limited partnership interest

Parthenon Investors, L.P.                                                   2,954,069          2,325,269        2.89%
$3,500,000 original capital commitment
..990% limited partnership interest

Providence Equity Partners III, L.P.                                        2,059,821            927,378        1.15%
Providence Equity Offshore Partners III, L.P.                                 326,380            163,775        0.20%
                                                                     ----------------   ----------------     --------
$3,500,000 original capital commitment                                      2,386,201          1,091,153        1.35%
                                                                     ----------------   ----------------     --------
..372% limited partnership interest

Sentinel Capital Partners II, L.P.                                          2,671,020          2,750,027        3.42%
$5,000,000 original capital commitment
3.973% limited partnership interest

Sprout Capital VIII, L.P. (b)                                               3,290,265          1,352,602        1.68%
$5,000,000 original capital commitment
..667% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.                                          8,095,783          6,705,308        8.35%
$10,000,000 original capital commitment
..342% limited partnership interest

Triumph Partners III, L.P.                                                  4,061,583          2,725,358        3.39%
$5,000,000 original capital commitment
..831% limited partnership interest


THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued As of September 30, 2003


                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

VS&A Communications Partners III, L.P.                               $      2,346,820   $      1,721,140        2.14%
$3,000,000 original capital commitment
..310% limited partnership interest
                                                                     ----------------   ----------------     --------

Total Indirect Investments                                                 65,144,342         51,103,449       63.59%
                                                                     ----------------   ----------------     --------

Total Portfolio Investments                                          $     86,728,809   $     62,854,698       78.22%
                                                                     ================   ================     ========

(a) On June 30, 2003, the Trust wrote-off 50% of its $3,750,000 investment in VS&A-DTN, LLC and on September 30, 2003, the Trust wrote-off an additional 40% of such investment, realizing a loss of $1,500,000 and $3,375,000 for the three and six months ended September 30, 2003.

(b) On September 30, 2003, the Trust wrote-off 25% of its investment in Sprout Capital VIII, L.P., realizing a loss of $1,096,755.

(c) The cost of debt securities is adjusted for amortization of discount on such securities.






The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)
For the Six Months Ended September 30, 2003


THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

Increase (Decrease) in Net Asset Value

Per Share Operating Performance:


Net asset value, beginning of period                                                                     $          790.91

   Net investment loss                                                              $      (7.62)

   Net change in net assets from Portfolio Investments                                    (43.82)
                                                                                    ------------

Net decrease in net assets resulting from operations                                                                (51.44)
                                                                                                         -----------------

Net asset value, end of period                                                                           $          739.47
                                                                                                         =================

Total investment return                                                                                           (13.01%)
                                                                                                         ================

Ratios to Average Net Assets:

Investment expenses                                                                                                 2.35%
                                                                                                         ================

Net investment loss                                                                                                (2.02%)
                                                                                                         ================

Supplemental Data:

Net assets, end of period                                                                                $      80,351,169
                                                                                                         =================

Portfolio turnover                                                                                                  0.00%
                                                                                                         ================



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1.       Organization and Purpose

The Pacific Corporate Group Private Equity Fund (the "Trust") is a Delaware business trust, formed on September 22, 1997. The Trust, which began operations on February 9, 1998 ("Commencement of Operations"), is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

Pacific Corporate Group LLC, the Adviser Trustee of the Trust (the "Adviser Trustee") manages the investment policies and operations of the Trust. The Adviser Trustee and four individuals (the "Individual Trustees"), three of whom are non-interested persons as defined in the Investment Company Act of 1940 (the "Independent Trustees"), are responsible for the overall supervision of the Trust. The Advisor Trustee together with the Individual Trustees are referred to herein as the "Trustees."

The objective of the Trust is to achieve rates of return superior to public market investment alternatives while reducing risks through the diversification of investments within the private market. The Trust seeks to achieve this objective through selected private market equity and equity-related investments primarily in a portfolio of partnerships ("Indirect Investments") and, with respect to up to 25% of committed capital, direct investment in private or public operating companies ("Direct Investments"). The Trust makes certain Indirect Investments and Direct Investments through PEF Indirect, LLC and PEF Direct, Inc., wholly owned subsidiaries of the Trust. The Trust's financial statements are consolidated to include the financial activities of PEF Indirect, LLC and PEF Direct, Inc.

The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees, for up to three additional one-year periods.

2.       Summary of Significant Accounting Policies

Valuation of Investments - Short-term investments are valued at amortized cost, which approximates market.

Portfolio investments are carried at fair value as determined quarterly by the Adviser Trustee, subject to approval by the Individual Trustees, in accordance with procedures established by the Trustees. In determining the fair value of the Trust's Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partner managers of such investments. The valuations provided by the general partner managers are reflected by the fair value of the Trust's capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust's allocated share of the Indirect Investment's profits and losses, including unrealized profits and losses. Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity's cash position. The Trust's capital account balance for each Indirect Investment is reviewed by the Adviser Trustee for reasonableness and the fair value of each Indirect Investment may be adjusted in the discretion of the Adviser Trustee. In deriving the fair value of each Indirect Investment, the Adviser Trustee also considers, among other factors, an assessment of the amount that the Trust might reasonably expect to receive for an Indirect Investment upon its current sale.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

The fair value of the Trust's Direct Investments and securities received from Indirect Investments ("Distributed Investments") are determined as follows: (i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price on the valuation date,
(ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation. Factors considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities, the company's earnings, sales and book value and the amount that the Trust might reasonably expect to receive upon the current sale of such privately-held securities.

The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Trust's Direct Investments are restricted as to resale. Additionally, the Trust's Indirect Investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting the sale of partnership interests.

Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the financial statement date and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Currency Risk - Although the majority of the Trust's investments are denominated in U.S. dollars, the Trust may invest in securities denominated in currencies other than U.S. dollars, its reporting currency. Consequently, the Trust is exposed to risk that the exchange rate of the U.S. dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Trust's assets which are denominated in currencies other than U.S. dollars.

Syndication Costs - Selling commissions of $1,926,568 and other costs associated with selling shares of the Trust totaling $568,126 were recorded as a direct reduction to shareholders' equity at the inception of the Trust.

Income Taxes - No provision for income taxes has been made since all income and losses are allocable to the shareholders for inclusion in their respective tax returns.

Statement of Cash Flows - The Trust considers its interest-bearing account to be a cash equivalent.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

3.       Shareholders' Equity

In connection with the issuance of 108,659.8075 shares of beneficial interest (the "Shares") of the Trust, shareholders contributed capital totaling $110.6 million, including a $500,000 capital contribution from the Adviser Trustee. The Trust paid selling commissions of $1.9 million in connection with the sale of the Shares.

4.       Allocation of Net Income and Net Loss

Net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust's aggregate net income and net loss from Direct Investments, other than "pari passu co-investments" (as described below), and 15% from Direct Investments in "pari passu co-investments", provided that such amount is positive. The remaining 80% or 85% of such amounts is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held. If the aggregate net income and net loss from Direct Investments (including "pari passu co-investments") is negative, such net income and net loss is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

"Pari passu co-investments" refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

5.       Related Party Transactions

The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses. Such fee is determined and payable quarterly in advance. The management fee is reduced by 100% of directors' fees or other remuneration received by the Adviser Trustee from any portfolio company of the Trust.

Through June 30, 2003, each Independent Trustee received a $10,000 annual fee, payable quarterly, $500 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, as compensation for services rendered as members of the Audit Committee of the Trust, each Independent Trustee received, through June 30 2003, an additional $2,500 annual fee, payable quarterly, and $250 for each Audit Committee meeting attended. Effective July 1, 2003, the annual fee and meeting fee payable to each Independent Trustee were increased to $12,500 and $625, respectively. Additionally, the annual fee and meeting fee payable to each Independent Trustee for services as Audit Committee members were increased to $3,125 and $300, respectively.

The Trust maintains a deferred compensation plan for the benefit of the Independent Trustees, whereby each Independent Trustee may elect to defer all or a portion of their compensation for services rendered to the Trust. Such deferred compensation is invested in managed mutual funds and income earned thereon is credited to the deferred accounts of the Independent Trustees.

Information concerning the Individual Trustees of the Trust is shown in the attached schedule of Supplemental Information - Individual Trustees.

6.       Investment Commitments

As of September 30, 2003, the Trust had unfunded investment commitments of approximately $11.6 million.

16

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION - INDIVIDUAL TRUSTEES (Unaudited)

Information concerning each Individual Trustee of the Trust is shown in the chart below.

 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
                                                                                          Number of
                                                                                         Portfolios
                                                                                           in Fund
                                                                                           Complex
                                                                                         Overseen by
                                                Term of Office                           Director or    Other Directorships
                                Position Held    and Length of   Principal Occupation    Nominee for    Held by Director or
     Name, Address and Age        with Fund       Time Served     During Past 5 Years     Director     Nominee for Director
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 Christopher J. Bower
 1200 Prospect Street,                                          President and Chief
 Suite 200                      President and                   Executive Officer of
 La Jolla, CA 92037               Individual      Indefinite,   Pacific Corporate
 Age 46                            Trustee        Since 1998    Group LLC                     1                None
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 Harry G. Bubb
 1200 Prospect Street, Suite
 200                                                            Chairman Emeritus,
 La Jolla, CA 92037              Independent      Indefinite,   Pacific Mutual Life
 Age 80                            Trustee        Since 1998    Insurance Company             1                None
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
                                                                Ivadelle and Theodore
 Alan C. Shapiro                                                Johnson Professor of
 1200 Prospect Street, Suite                                    Banking and Finance at
 200                                                            the Marshall School of
 La Jolla, CA 92037              Independent      Indefinite,   Business, University                   Remington Oil and Gas
 Age 59                            Trustee        Since 1998    of Southern California        1            Corp. (NYSE)
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
                                                                                                       Brandes International
                                                                                                       Fund, Forward Funds,
                                                                                                       Wilshire Target Funds,
                                                                                                        and as a trustee of
 DeWitt F. Bowman                                                                                       RREEF America REIT,
 1200 Prospect Street, Suite                                                                          RREEF America III REIT
 200                                                                                                    and the Pacific Gas
 La Jolla, CA 92037              Independent      Indefinite,   Principal of Pension                   and Electric Nuclear
 Age 73                            Trustee        Since 1998    Investment Consulting         1        Decommissioning Trust
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------



ITEM 2.  Code of Ethics.

                  Not applicable.

ITEM 3.  Audit Committee Financial Expert.

                  Not applicable.

ITEM 4.  Principal Accountant Fees and Services.

                  Not applicable.

ITEM 5.  Audit Committee of Listed Registrants.

                  Not applicable.

ITEM 6.  [Reserved]

ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed End Management Investment Companies.

                  Not applicable.

ITEM 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                  Not applicable.

ITEM 9.  Submissions of Matters to a Vote of Security Holders.

                  Not applicable.

ITEM 10. Controls and Procedures.

                  (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

                  (b) There were no changes in the registrant's internal control over financial reporting or in other factors that occurred during the registrant's last fiscal half year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. Exhibits.

                  (a) (1) Not applicable.

                  (a) (2) Attached hereto.

                  Exhibit                   99. CERT
                                            Certifications of the principal
                                            executive and principal financial
                                            officer of the registrant as
                                            required by Rule 30a-2(a) under the
                                            Act.

                  (b) Not applicable.

SIGNATURES

           Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Pacific Corporate Group Private Equity Fund
             ----------------------------------------------------------------
By:

/s/  Christopher J. Bower
----------------------------
Christopher J. Bower
President/Principal Executive Officer

Date: December 4, 2003



         Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/  Christopher J. Bower
----------------------------
Christopher J. Bower
President/ Principal Executive Officer of
The Pacific Corporate Group Private Equity Fund

Date:  December 4, 2003


By:

/s/  Philip M. Posner
----------------------------
Philip M. Posner
Vice President, Treasurer and Secretary/Principal
Financial Officer of The Pacific Corporate Group
Private Equity Fund

Date:  December 4, 2003